Condensed company financial statements (Tables)	12 Months Ended
Dec. 31, 2025
Company Financial Statements
Schedule of condensed balance sheets

Condensed Balance Sheets

	As of December 31,
	2024	2025
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	14,312	6,149	879
Prepaid expenses and other current assets	25,075	34,339	4,910
Investment in subsidiaries	223,446	270,797	38,724
TOTAL ASSETS	262,833	311,285	44,513

LIABILITIES
Total liabilities	-	-	-

Shareholders’ equity
Class A Ordinary shares (US$0.0002 par value; 235,000,000 shares authorized as of December 31, 2024 and 2025; 1,989,083 shares issued and 1,986,677 shares outstanding as of December 31, 2024; 2,792,810 shares issued and 2,790,404 shares outstanding as of December 31, 2025)	3	3	-
Class B Ordinary Shares (US$0.0002 par value; 15,000,00 shares authorized as of December 31, 2024 and 2025; nil shares issued and outstanding as of December 31, 2024 and 2025)
Subscription receivables	(3)	(3)	-
Treasury stock	(856)	(856)	(122)
Additional paid-in capital	142,828	182,968	26,164
Statutory reserve	23,271	25,836	3,694
Retained earnings	97,118	104,335	14,920
Accumulated other comprehensive (loss)/income	472	(998)	(143)
Total shareholders’ equity	262,833	311,285	44,513
TOTAL LIABILITIES AND SHAREHOLDERS’ EQITY	262,833	311,285	44,513

Schedule of condensed statements of operations

Condensed Statements of operations

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Operating income:
Share of income of subsidiaries	39,536	8,975	1,283
Interest income, net	253	807	115
Income before income tax expense	39,789	9,782	1,398
Income tax expense	-	-	-
Net income	39,789	9,782	1,398

Schedule of condensed statement of cash flow

Condensed Statement of Cash Flow

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Net cash used in operating activities	(24,691)	(8,458)	(1,210)

Net cash used in investing activities	-	(40,560)	(5,800)

Net cash provided by financing activities	38,520	43,644	6,241

Effect of exchange rate changes on cash and cash equivalents	483	(2,789)	(399)

Net increase/(decrease) in cash and cash equivalents	14,312	(8,163)	(1,168)
Cash and cash equivalents at the beginning of year	-	14,312	2,047
Cash and cash equivalents at the end of year	14,312	6,149	879